Financial Risk And Capital Management - Additional Information (Detail)		3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 25, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Financial Risk And Capital Management [Line Items]
Increase in share capital				€ 53,384,000	€ 10,058,000	€ 160,557,000	€ 250,909,000
Fluctuation of operational foreign exchange rates		€ 7,221,000	€ (4,650,000)	€ 2,571,000		(578,000)	(501,000)	€ 18,000
Preferred A Investor [Member]
Financial Risk And Capital Management [Line Items]
Increase in share capital						€ 160,500,000	€ 250,909,000
CIIG [Member] | Nonadjusting Events Reporting After Date [Member]
Financial Risk And Capital Management [Line Items]
Increase in capital through merger | $	$ 611,734,000